SCHEDULE OF CHANGES IN DISCOUNTED FUTURE NET CASH FLOWS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Supplemental Information On Oil And Gas Operations
Standardized measure of discounted future net cash flows at the beginning of the year	$ 144,729,000	$ 73,269,000
Extensions, discoveries and improved recovery, less related costs
Sales of minerals in place
Purchase of minerals in place
Revisions of previous quantity estimates	(103,529,000)	1,674,000
Net changes in prices and production costs	(52,170,000)	88,333,000
Accretion of discount	19,862,000	10,077,000
Sales of oil produced, net of production costs	191,000	(49,000)
Changes in future development costs	27,173,000	911,000
Changes in timing of future production	(16,145,000)	(3,099,000)
Net changes in income taxes	34,969,000	(26,387,000)
Standardized measure of discounted future net cash flows at the end of the year	$ 55,080,000	$ 144,729,000